Intangible assets - Goodwill allocation (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 475,890	€ 409,511	€ 411,390
TFSS
Disclosure of detailed information about intangible assets [line items]
Goodwill	361,470	360,311	360,721
AVPS
Disclosure of detailed information about intangible assets [line items]
Goodwill	50,497	49,200	50,669
eCommerce
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 63,923	€ 0	€ 0